SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Plant and equipment salvage value, percentage	0.00%
Operating lease right of use asset	$ 34,143	$ 100,589
Operating lease liability	$ 34,143	$ 100,589
Borrowing cost, rate	2.75%
Diluted income (loss) per share	0	0	0
Hong Kong Dollar Best Lending Rate [Member]
Debt Instrument [Line Items]
Borrowing cost, rate	2.25%